UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Dreman Concentrated Value Fund

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 9.5%
Specialty Retail
Lowe's Companies, Inc.	53,900	1,328,096
Staples, Inc.	101,900	2,465,980

		3,794,076
Consumer Staples 12.7%
Tobacco
Altria Group, Inc.	94,000	1,976,820

Philip Morris International, Inc.	56,947	3,058,054

		5,034,874
Energy 22.6%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	28,450	1,756,218
Apache Corp.	14,000	1,601,320
Chevron Corp.	13,200	1,139,424
ConocoPhillips	23,600	1,947,236
Devon Energy Corp.	12,400	1,265,420
Occidental Petroleum Corp.	15,800	1,253,888

		8,963,506
Financials 24.9%
Commercial Banks 4.4%
KeyCorp	55,500	666,555
Wachovia Corp.	69,500	1,104,355

		1,770,910
Diversified Financial Services 5.2%
Bank of America Corp.	66,000	2,055,240
Insurance 8.3%
Chubb Corp.	40,400	1,939,604
Hartford Financial Services Group, Inc.	21,600	1,362,528

		3,302,132
Thrifts & Mortgage Finance 7.0%
Fannie Mae	165,297	1,130,632
Freddie Mac	153,914	694,152
Washington Mutual, Inc.	235,500	953,775

		2,778,559
Health Care 22.0%
Health Care Providers & Services 9.9%
Aetna, Inc.	41,800	1,803,252
UnitedHealth Group, Inc.	70,300	2,140,635

		3,943,887
Pharmaceuticals 12.1%
Pfizer, Inc.	124,900	2,386,839
Wyeth	55,500	2,402,040

		4,788,879
Industrials 7.8%
Aerospace & Defense 4.9%
Northrop Grumman Corp.	28,500	1,962,225
Industrial Conglomerates 2.9%
General Electric Co.	40,900	1,149,290

Total Common Stocks (Cost $54,059,781)		39,543,578
Cash Equivalents 0.6%
Cash Management QP Trust, 2.44% (a) (Cost $231,538)	231,538	231,538

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $54,291,319) †	100.1	39,775,116
Other Assets and Liabilities, Net	(0.1)	(58,652)

Net Assets	100.0	39,716,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $54,766,851. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $14,991,735. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,473,268 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,465,003.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 39,775,116
Level 2	-
Level 3	-
Total	$ 39,775,116

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008